CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities measured at amortized cost | Other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (840)	kr (318)
Financial liabilities measured at amortized cost | Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(181)
Financial assets measured at fair value through profit or loss | Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,419	5,573
Financial assets measured at fair value through profit or loss | Other Investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	149
Financial assets measured at amortized cost | Receivables ex. prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,939	1,318
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 3,552	kr 533